Loss Before Income Tax - Schedule of Loss Before Income Tax (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Cost of inventories [Member]
Cost of sales
Cost of materials	RM 7,347,238	$ 1,644,413	RM 6,142,788
Salaries and related costs [Member]
Cost of sales
Cost of materials	2,231,026	499,334	2,635,213
General and administrative expenses
General and administrative expenses	843,405	188,766	718,489
Defined contribution plan [Member]
Cost of sales
Cost of materials	188,250	42,133	231,179
General and administrative expenses
General and administrative expenses	98,828	22,119	86,982
Freight outwards [Member]
Selling and distribution expenses
Selling and distribution expenses	173,926	38,927	119,342
Short-term lease expenses - Rental of warehouse [Member]
Selling and distribution expenses
Selling and distribution expenses	26,046	5,830	32,347
Staff welfare [Member]
General and administrative expenses
General and administrative expenses	40,655	9,099	87,893
Legal and professional fees [Member]
General and administrative expenses
General and administrative expenses	70,707	15,825	94,029
Short-term lease expenses - Rental of office [Member]
General and administrative expenses
General and administrative expenses	RM 9,000	$ 2,014